Impairment Charges on Financial Assets (Tables)	6 Months Ended
Sep. 30, 2023
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Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the six months ended September 30, 2023 and 2022 consisted of the following:

	For the six months ended September 30,
	2023	2022

	(In millions)
Loans and advances	¥129,983	¥86,989
Loan commitments	(5,132)	(7,429)
Financial guarantees	5,402	8,465

Total impairment charges on financial assets	¥130,253	¥88,025